UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund
(Formerly known as The Pennant 504 Fund)

(Exact name of registrant as specified in charter)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Address of principal executive offices) (Zip code)

Mark A. Elste
The 504 Fund
11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 359-1044

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

THE 504 FUND

SCHEDULE OF INVESTMENTS

September 30, 2014

(Unaudited)

504 First Lien Loans - (72.26%)	Interest Rate	Maturity	Principal	Fair Value

Hospitality Properties - (24.19%)

D S Hospitality, LLC, California	1 Year Libor + 5.16% (5.43% Floor)	3/15/2044	$1,668,941	$1,694,342

Moses Lake Investors, LLC, Washington 1	Prime + 2.25% (5.50% Floor)	10/1/2039	1,000,000	1,039,760

Papago Inn, LLC, Washington	5 Year Libor + 3.65% (5.65% Floor)	1/15/2025	1,440,551	1,445,161

U.S. Retail Ventures, LLC, Texas	3 Year Libor + 4.50% (6.00% Floor)	12/27/2038	2,635,153	2,573,359

YC Anchorage Hotel Group, L.P., Alaska	3 Year Libor + 5.18% (6.18% Floor)	5/15/2044	2,898,175	2,841,197
Total Hospitality Properties				9,593,819

Multi-Purpose Properties - (48.07%)

413 East 53rd Street, LLC, New York	3 Year Libor + 4.17% (4.95% Floor)	2/1/2044	1,714,088	1,704,232

7410-7428 Bellaire, LLC, California	5 Year Libor + 4.00% (5.78% Floor)	9/15/2039	2,450,000	2,525,730

CARUBA Properties, LLC, New Jersey	6.00% (6.00% Floor)	9/2/2036	624,007	635,058

CV Investment Properties, LLC, Arizona	5 Year Libor + 4.75% (6.00% Floor)	10/30/2038	641,394	660,482

Edward Adourian, LLC, California	6.66% (6.66% Floor)	3/15/2039	501,793	513,510

Greenland Group US, LLC, New Jersey	6.38% (6.38% Floor)	2/1/2037	333,880	344,450

Grigorian Investments, LLC, California	5 Year Libor +4.50% (6.33% Floor)	9/15/2039	546,000	559,115

Laubec 36, LLC, New York	7.00% (7.00% Floor)	10/1/2025	1,261,100	1,302,414

None of Your Business, LLC, Illinois	3 Year Libor + 5.00% (6.25% Floor)	9/15/2044	500,000	516,700

Palomar Oaks Corp., California	5 Year Libor + 4.50% (6.28% Floor)	2/1/2039	1,338,588	1,342,898

504 First Lien Loans - (72.26%)	Interest Rate	Maturity	Principal	Fair Value
PATC, LLC, California	3 Year Libor + 3.25% (4.36% Floor)	9/15/2044	4,132,621	4,136,340

Ruby View Investments, LLC, Oregon 1	5 Year Libor + 4.00% (6.50% Floor)	6/26/2037	2,119,753	2,183,812

Rug Palace, Inc. dba Rug Palace Expo, California	Prime + 2.25% (5.50% Floor)	2/15/2044	693,971	695,838

Stanley Avenue Realty, LLC, New York	4 Year Libor + 3.12% (4.77% Floor)	9/15/2044	1,944,900	1,943,830
Total Multi-Purpose Properties				19,064,409

Total 504 First Lien Loans (identified cost of $28,995,248)				$28,658,228

Short-Term Investments - (27.25%)		Shares		Value

Federated Government Obligations Fund 0.01% *, +		10,804,707		10,804,707
Total Short-Term Investments (Cost $10,804,707)				10,804,707
Total Investments - (99.51%)				39,462,935
(Cost $39,799,955)
Other Assets in Excess of Liabilities - (0.49%)				193,950
Net Assets - (100.00%)				$39,656,885

1
Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

*	The rate shown is the annualized 7-day yield as of September 30, 2014.

+
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's Edgar database at www. Sec.gov.

Percentages shown represent value as a percentage of net assets

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•     Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$9,593,819	$9,593,819
Multi-purpose Properties	-	-	19,064,409	19,064,409
Short-Term Investment	10,804,707	-	-	10,804,707
Total	$10,804,707	$-	$28,658,228	$39,462,935

*	For the period ended September 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 30, 2014	Purchase and funding of investments	Proceeds from principal payments and sales of portfolio investments	Unrealized appreciation (depreciation) on investments	Amortization of discount and premium	Balance as of September 30, 2014
Hospitality Properties	$7,237,560	$2,478,247	$(27,409)	$(94,438)	$(141)	$9,593,819
Multipurpose Properties	9,532,161	9,748,940	(40,125)	(174,280)	(2,287)	19,064,409
Total Investments	$16,769,721	$12,227,187	$(67,534)	$(268,718)	$(2,428)	$28,658,228

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30 2014:

Type of Level 3 Investment	Fair Value as of September 30, 2014	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input

Hospitality Properties	$9,593,819	Discounted Cash Flows	Purchase Price	$100.76	$100 - 104	Decrease
			Debt Service Coverage	2.18	1.35 - 4.3	N/A*
			Effective Loan to Value Ratio	50%	47% to 51%	Decrease
			Average FICO score	730.45	687 - 753	N/A*

Multipurpose Properties	19,064,409	Discounted Cash Flows	Purchase Price	$102.43	$100 - 104.797	Decrease
			Debt Service Coverage	1.72	0.60 - 2.74	N/A*
			Effective Loan to Value Ratio	52%	43% to 63%	Decrease
			Average FICO score	739.3	660 - 793	N/A*

Total Level 3 Investments	$28,658,228

*	A decrease in the input would result in a decrease in fair value.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The 504 Fund

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark A. Elste
Mark A. Elste, President
(principal executive officer)

Date	November 26, 2014

By (Signature and Title)	/s/ Walter J. Yurkanin
Walter J. Yurkanin, Treasurer
(principal financial officer)

Date	November 26, 2014